RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Notes and other explanatory information [abstract]
Feishang Enterprise	[1],[2]	$ 858	¥ 6,078	¥ 495
Anka Capital Limited	[3],[4]	423	2,991	2,913
Payable to related companies		1,281	9,069	3,408
Feishang Group	[1],[5]	1,010	7,153	7,153
Feishang Group	[1],[5]	11,093	78,520
Payable to the share holder		12,103	85,673	7,153
Anka	[1]	51	360	1,022
Lease liabilities to related parties		$ 51	¥ 360	¥ 1,022

[1]	Feishang Enterprise and Feishang Group are controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.
[2]	The payable to Feishang Enterprise by Feishang Management represents the net amount of advances from Feishang Enterprise. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.
[3]	Anka Capital and Anka are each jointly owned by Mr. Wong Wah On Edward and Mr. Tam Cheuk Ho, who are officers of the Company.
[4]	The payable to Anka Capital represents the net amount of advances from Anka Capital. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.
[5]	The payable to Feishang Group represents the net amount of advances from Feishang Group. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.